Fair Value - Changes in Fair Value of Level 3 Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Earnout Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 11,352	$ 0	$ 0
Additions		0	0
Settlement	0	0
Change in fair value	3,400	0	0
Ending balance	14,752	11,352	0
Earnout Liability | Previously Reported
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0
Ending balance		0
WTI Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0	0	0
Additions	15,690	0	0
Settlement	0	0
Change in fair value	1,540	0	0
Ending balance	17,230	0	$ 0
WTI Warrant Liability | Previously Reported
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0
Ending balance		$ 0